Related party transactions (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Management fees	€ 50,602	€ 19,933
Research and development costs	8,159	3,015,598
Davion Healthcare Plc [Member]
IfrsStatementLineItems [Line Items]
Management fees	0	1,100,000
Research and development costs		1,707,178
Davion Healthcare Plc 1 [Member]
IfrsStatementLineItems [Line Items]
Management fees	€ 400,000	600,000
Research and development costs		556,279
Entities with joint control or significant influence over entity [member]
IfrsStatementLineItems [Line Items]
Sales and marketing expense		287,000
Davion Healthcare Plc 2 [Member]
IfrsStatementLineItems [Line Items]
Management fees		€ 77,415